COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
Summary of other current assets

Other current assets consisted of the following (stated in thousands):

	December 31,
	2020	2019
Prepaid insurance	$116	$104
Deposits	48	34
Other assets	120	30
Other current assets	$284	$168

Summary of property, plant and equipment, net

Property, plant and equipment, net, consisted of the following (stated in thousands):

	December 31,
	2020	2019
Medical equipment	$588	$278
Computer equipment	43	38
Furniture and fixtures	69	65
Gross property, plant and equipment	700	381
Less: Accumulated depreciation and amortization	(344)	(172)
Property, plant and equipment, net	$356	$209

Summary of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following (stated in thousands):

	December 31,
	2020	2019
Accounts payable	$102	$1,056
Accrued billing fees	1,490	2,464
Accrued salaries and benefits	1,163	541
Other accrued liabilities	116	304
Accounts payable and accrued liabilities	$2,871	$4,365

Summary of other current liabilities

Other current liabilities consisted of the following (stated in thousands):

	December 31,
	2020	2019
Insurance premiums financed	$69	$81
Other liabilities	27	—
Other current liabilities	$96	$81

Summary of other income, net

Other income, net consisted of the following (stated in thousands):

	Years Ended December 31,
	2020	2019
Loss for broker warrant fair value	$—	$(14)
(Loss) gain for stock option fair value	50	(8)
Gain on settlement	—	194
Other income	39	—
Other income, net	$89	$172